Note 14 - Series B Preferred Stock Warrants outstanding (Details) (Series B Preferred Stock Warrants, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Series B Preferred Stock Warrants
Range of Exercise Prices, minimum	$ 0.41
Options Outstanding, Ending	4,349,339	4,349,339	4,349,339
Weighted Average Remaining Contractual Life	1 year
Weighted Average Exercise Price, Ending	$ 0.41	$ 0.41	$ 0.41
Options Exercisable, Ending	4,349,339
Weighted Average Exercise Price, Options Exercisable	$ 0.41